SHORT-TERM BANK LOAN (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)
Short-term Debt [Line Items]
Proceeds from bank borrowing			$ 7,533,620	$ 42,428,890	$ 9,000,000
Notes Payable to Banks One [Member]
Short-term Debt [Line Items]
Proceeds from bank borrowing		$ 42,428,890
Pledged deposits			41,100,000	$ 42,400,000		¥ 267,000,000
Notes payable to banks, Two [Member]
Short-term Debt [Line Items]
Proceeds from bank borrowing	$ 7,533,620
Pledged deposits			$ 7,700,000			¥ 50,000,000